Document And Entity Information	Oct. 26, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 26, 2026
Entity Registrant Name	ASP Isotopes Inc.
Entity Central Index Key	0001921865
Entity Emerging Growth Company	true
Entity File Number	001-41555
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-2618235
Entity Address, Address Line One	2200 Ross Avenue
Entity Address, Address Line Two	Suite 4575E
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(214)
Local Phone Number	432-8219
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	ASPI
Security Exchange Name	NASDAQ